Derivatives (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	$ 230	$ 428	$ 360
Derivative liability, at fair value	1,207	1,173	814
MBS with embedded derivatives [Member] | Fixed maturities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	108	96	77
Public company warrants [Member] | Equity securities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	0	10	9
Interest rate swaptions [Member] | Other assets [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	0	0	2
Fixed-indexed annuities (embedded derivative) [Member] | Annuity benefits accumulated [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	1,198	1,160	804
Equity index call options [Member] | Equity options - fixed indexed annuities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	122	322	272
Reinsurance contracts (embedded derivative) [Member] | Other liabilities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	$ 9	$ 13	$ 10